Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	$ 6,955,451	$ 7,491,306
Additions	37,500	213,916
Write-off	(1,036,875)	(749,771)
Balance at ending	5,956,076	6,955,451
Abitibi Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	1,767,000	1,767,000
Additions
Write-off
Balance at ending	1,767,000	1,767,000
Augustus Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	593,290	593,290
Additions
Write-off
Balance at ending	593,290	593,290
Canadian Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	228,881	228,881
Additions
Write-off
Balance at ending	228,881	228,881
Cosgrave Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	104,750
Additions		104,750
Write-off	(104,750)
Balance at ending		104,750
Electron Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	650,405	650,405
Additions
Write-off
Balance at ending	650,405	650,405
Kokanee Creek [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	932,125	932,125
Additions
Write-off	(932,125)
Balance at ending		932,125
McNeely [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	820,000	820,000
Additions
Write-off
Balance at ending	820,000	820,000
Pontax West Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning
Additions	37,500
Write-off
Balance at ending	37,500
Rose East Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	975,000	900,000
Additions		75,000
Write-off
Balance at ending	975,000	975,000
Rose West Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning	884,000	884,000
Additions
Write-off
Balance at ending	884,000	884,000
Jubilee Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		20,000
Additions		30,000
Write-off		(50,000)
Balance at ending
North Spirit [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		442,105
Additions
Write-off		(442,105)
Balance at ending
Titan Gold [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		178,500
Additions
Write-off		(178,500)
Balance at ending
Trix Lithium [Member]
Schedule of Exploration and Evaluation Assets Deferred to the Statements of Financial Position [Line Items]
Balance at beginning		75,000
Additions		4,166
Write-off		(79,166)
Balance at ending